Other current liabilities - Tax and social security liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other current liabilities
Personnel and related accounts	€ 671	€ 855	€ 658
Social security and other social organizations	720	831	1,202
Other taxes and levies	(44)	94	138
Total tax and social security liabilities	1,348	€ 1,780	€ 1,998
Social security liabilities	€ 14